Nature of Business (Details Narrative) (10-K) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash balance		$ 637,291	$ 629,871	$ 272,976
Working capital deficit		(15,500,000)	12,600,000
Construction cost			803,000
Total funded amount			678,000
Expected returning refund		126,000	439,000
Debt obligations due			6,000,000
Succeeding due amount			$ 3,000,000
Non-covertible secured debentures percenatge			8.00%
Sale of common stock	403,214
Sale of stock, price per share	$ 3.50
Proceeds from sale	$ 1,400,000
Employee and Employer [Member]
Accrued taxes		$ 2,900,000	$ 2,300,000
Private Investors [Member]
Construction cost			125,000
Company [Member]
Construction cost			$ 678,000